UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08394

Templeton Dragon Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   9/30/17

Item 1. Schedule of Investments.

TEMPLETON DRAGON FUND, INC.

Consolidated Statement of Investments, September 30, 2017 (unaudited)
	Country	Shares	Value
Common Stocks 99.6%
Auto Components 1.0%
[a] Fuyao Glass Industry Group Co. Ltd., A.	China	514,956	$1,972,860
[a] Ningbo Joyson Electronic Corp., A	China	19,100	101,853
[a,b] Ningbo Tuopu Group Co. Ltd., A	China	879,400	3,797,331
Weifu High-Technology Co. Ltd., B	China	666,721	1,535,439
[b] Xinchen China Power Holdings Ltd	China	2,060,000	290,080
			7,697,563
Automobiles 4.5%
Chongqing Changan Automobile Co. Ltd., B.	China	5,357,019	7,084,036
Dongfeng Motor Group Co. Ltd., H	China	10,194,000	13,467,331
Jiangling Motors Corp. Ltd., B.	China	4,887,508	9,979,422
[a] SAIC Motor Corp. Ltd., A	China	1,174,330	5,330,322
			35,861,111
Banks 8.7%
BOC Hong Kong (Holdings) Ltd	Hong Kong	274,600	1,334,042
China Construction Bank Corp., H.	China	28,422,272	23,577,135
[a] China Merchants Bank Co. Ltd., A	China	4,769,346	18,314,965
[a] Industrial and Commercial Bank of China Ltd., A	China	14,173,318	12,781,421
Industrial and Commercial Bank of China Ltd., H	China	18,351,155	13,625,380
			69,632,943
Beverages 0.8%
[a] Kweichow Moutai Co. Ltd., A	China	80,819	6,286,206
Capital Markets 2.3%
China Everbright Ltd	China	490,000	1,126,574
[a] GF Securities Co. Ltd., A	China	5,940,035	16,945,000
			18,071,574
Chemicals 0.8%
Green Seal Holding Ltd	China	295,180	668,567
[a] Kangde Xin Group Co. Ltd., A	China	1,722,990	5,492,623
			6,161,190
Communications Equipment 0.3%
[a] Hytera Communications Corp. Ltd., A	China	478,781	1,193,822
[a,b] Shenzhen Sunway Communication Co. Ltd., A	China	208,400	1,315,538
			2,509,360
Construction & Engineering 0.7%
[a] China Gezhouba Group Co. Ltd., A	China	3,704,600	5,785,132
Construction Materials 0.4%
Asia Cement China Holdings Corp	China	9,555,629	3,351,715
Distributors 0.2%
Dah Chong Hong Holdings Ltd	China	3,382,620	1,671,467
Diversified Telecommunication Services 0.2%
China Telecom Corp. Ltd., H.	China	2,948,000	1,509,540
Electric Utilities 1.5%
[a] Chongqing Fuling Electric Power Industrial Co. Ltd., A.	China	417,568	2,581,323
CK Infrastructure Holdings Ltd	Hong Kong	1,101,400	9,474,833
			12,056,156
Electrical Equipment 0.1%
[a] Luxshare Precision Industry Co. Ltd., A	China	333,850	1,036,664

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statement of Investments. | 1

TEMPLETON DRAGON FUND, INC.

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components 1.0%
[a] AVIC Jonhon Optronic Technology Co. Ltd., A	China	353,877	$1,978,571
Flytech Technology Co. Ltd	Taiwan	405,000	1,206,627
[a] Hangzhou Hikvision Digital Technology Co. Ltd., A	China	397,200	1,910,362
[a] Shenzhen Everwin Precision Technology Co. Ltd., A	China	581,706	3,022,451
			8,118,011
Food & Staples Retailing 3.0%
Beijing Jingkelong Co. Ltd., H	China	4,831,429	1,422,527
Dairy Farm International Holdings Ltd	Hong Kong	2,905,278	22,341,588
			23,764,115
Food Products 3.5%
[a] Henan Shuanghui Investment & Development Co. Ltd., A	China	239,046	894,617
Ten Ren Tea Co., Ltd	Taiwan	120,000	135,502
Uni-President China Holdings Ltd	China	24,691,000	24,306,490
Uni-President Enterprises Corp	Taiwan	1,329,831	2,779,966
			28,116,575
Health Care Equipment & Supplies 0.6%
Ginko International Co. Ltd	Taiwan	649,000	4,433,352
Health Care Providers & Services 1.9%
[a] China National Accord Medicines Corp. Ltd., A	China	201,101	2,045,346
[a] Huadong Medicine Co. Ltd., A	China	1,396,001	10,295,754
Sinopharm Group Co. Ltd	China	716,000	3,153,034
			15,494,134
Hotels, Restaurants & Leisure 0.7%
[a] Huangshan Tourism Development Co. Ltd., A	China	1,511,646	3,841,936
[a] Shenzhen Overseas Chinese Town Co. Ltd., A	China	789,500	969,461
[a] Songcheng Performance Development Co. Ltd., A	China	415,969	1,170,370
			5,981,767
Household Durables 0.7%
[a] Gree Electric Appliances Inc. of Zhuhai, A	China	343,576	1,957,124
[a] Midea Group Co. Ltd., A	China	322,216	2,140,067
[a] Qingdao Haier Co. Ltd., A	China	755,700	1,713,938
			5,811,129
Independent Power & Renewable Electricity Producers 0.3%
Huaneng Renewables Corp. Ltd., H	China	7,406,000	2,446,024
Industrial Conglomerates 1.5%
CK Hutchison Holdings Ltd	Hong Kong	366,000	4,678,282
Hopewell Holdings Ltd	Hong Kong	1,918,600	7,491,029
			12,169,311
Insurance 5.9%
AIA Group Ltd	Hong Kong	3,192,980	23,543,765
China Life Insurance Co. Ltd., H	China	2,756,000	8,202,748
[a] Ping An Insurance (Group) Co. of China Ltd., A	China	1,941,650	15,805,417
			47,551,930
Internet & Direct Marketing Retail 0.6%
[b] Ctrip.com International Ltd., ADR	China	31,900	1,682,406
[b] JD.com Inc., ADR	China	66,845	2,553,479
[b] Vipshop Holdings Ltd., ADR	China	38,000	334,020
			4,569,905

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TEMPLETON DRAGON FUND, INC.
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Common Stocks (continued)
Internet Software & Services 18.4%
[b] Alibaba Group Holding Ltd., ADR	China	311,490	$53,797,438
[b] Baidu Inc., ADR	China	42,000	10,402,980
Tencent Holdings Ltd	China	1,917,500	82,525,907
			146,726,325
IT Services 1.9%
[a] Beijing Philisense Technology Co. Ltd., A.	China	441,400	621,625
TravelSky Technology Ltd., H	China	5,489,859	14,301,540
			14,923,165
Leisure Products 0.3%
Merida Industry Co. Ltd	Taiwan	602,000	2,616,013
Machinery 0.7%
[a] Zhengzhou Yutong Bus Co. Ltd., A	China	1,553,802	5,744,962
Marine 0.8%
COSCO Shipping Energy Transportation Co. Ltd., H	China	9,492,000	5,261,418
Sinotrans Shipping Ltd	China	4,058,000	1,168,831
[b] Yang Ming Marine Transport Corp	Taiwan	600,000	248,881
			6,679,130
Media 1.0%
[a] Beijing Enlight Media Co. Ltd., A	China	2,305,700	3,791,198
Poly Culture Group Corp. Ltd., H.	China	1,083,500	2,590,974
[a] Zhejiang Huace Film & TV Co. Ltd., A	China	986,233	1,617,188
			7,999,360
Oil, Gas & Consumable Fuels 6.1%
China Petroleum & Chemical Corp., H	China	47,149,000	35,309,013
CNOOC Ltd	China	3,772,800	4,868,347
PetroChina Co. Ltd., H	China	13,715,500	8,691,086
			48,868,446
Paper & Forest Products 3.6%
Nine Dragons Paper Holdings Ltd	China	14,595,301	28,698,652
Pharmaceuticals 4.1%
[a] Jiangsu Hengrui Medicine Co. Ltd., A	China	2,257,384	20,350,181
[a] Kangmei Pharmaceutical Co. Ltd., A	China	3,275,183	9,884,521
Tong Ren Tang Technologies Co. Ltd., H	China	1,844,300	2,358,600
			32,593,302
Professional Services 0.4%
[a] Beijing Orient Landscape & Ecology Co. Ltd., A	China	988,947	3,122,881
Real Estate Management & Development 1.8%
[a] China Merchants Shekou Industrial Zone Holdings Co.Ltd., A	China	2,352,900	6,464,516
China Overseas Land & Investment Ltd	China	1,650,000	5,365,064
CK Asset Holdings Ltd	Hong Kong	284,000	2,350,412
			14,179,992
Semiconductors & Semiconductor Equipment 10.6%
[a] Sanan Optoelectronics Co. Ltd., A	China	1,552,900	5,391,528
Taiwan Semiconductor Manufacturing Co. Ltd	Taiwan	11,109,136	79,178,560
			84,570,088
Software 0.5%
[a] Beijing Thunisoft Corp. Ltd., A	China	1,558,000	3,669,381

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TEMPLETON DRAGON FUND, INC.

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals 0.2%
[a] BOE Technology Group Co. Ltd., A	China	267,700	$177,034
[a] Focus Media Information Technology Co. Ltd., A.	China	1,053,040	1,590,623
			1,767,657
Textiles, Apparel & Luxury Goods 4.0%
Anta Sports Products Ltd	China	7,609,000	31,997,805
Transportation Infrastructure 1.8%
COSCO Shipping Ports Ltd	China	7,455,280	8,293,559
[a] Shenzhen Airport Co., A	China	4,371,200	5,702,651
			13,996,210
Wireless Telecommunication Services 2.2%
China Mobile Ltd	China	1,768,500	17,918,977
Total Common Stocks (Cost $414,183,406)			796,159,220

Short Term Investments (Cost $557,517) 0.1%
Money Market Funds 0.1%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	United States	557,517	557,517
Total Investments (Cost $414,740,923) 99.7%			796,716,737
Other Assets, less Liabilities 0.3%			2,542,238
Net Assets 100.0%			$799,258,975

See Abbreviations on page 7.

aThe security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 5.
bNon-income producing.
cSee Note 4 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

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TEMPLETON DRAGON FUND, INC.

Notes to Consolidated Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded

|5

TEMPLETON DRAGON FUND, INC.

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Investing in China A-shares may include certain risks and considerations not typically associated with investing in U.S. securities. In general, A-shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors (QFII) license and, in the case of certain eligible A-shares, through the Shanghai and Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2017, the Fund held investments in affiliated management investment companies as follows:

Net Change
	Number of			Number of				in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss) (Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.67%	2,119,665	83,098,033	(84,660,181)	557,517	$557,517	$33,659	$-	$-

5. INVESTMENTS IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD

The Fund invests in certain China A-shares through its investment in the China Fund. The China Fund is a Cayman Islands exempt company, is a wholly-owned subsidiary of the Fund, and is able to invest directly in China A-shares consistent with the investment objective of the Fund. At September 30, 2017, the China Fund’s investments are reflected in the Fund’s Consolidated Statement of Investments. At September 30, 2017, the net assets of the China Fund were $200,565,909, representing 25.1% of the Fund’s consolidated net assets.

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TEMPLETON DRAGON FUND, INC.

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

The China Fund gains access to the A-shares market through Templeton Investment Counsel, LLC (TIC), which serves as the registered QFII for the China Fund. Investment decisions related to the China Fund A-shares are specific to the Fund and it bears the resultant economic and tax consequences of its holdings and transactions in A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Consolidated Statement of Investments.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
ADR American Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Dragon Fund, Inc.

By _/s/Matthew T. Hinkle_

   Matthew T. Hinkle

    Chief Executive Officer –

    Finance and Administration

Date November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Matthew T. Hinkle_

   Matthew T. Hinkle

    Chief Executive Officer –

    Finance and Administration

Date November 27, 2017

By _/s/Robert G. Kubilis_

   Robert G. Kubilis

    Chief Financial Officer and

 Chief Accounting Officer

Date November 27, 2017